Pay vs Performance Disclosure - USD ($)	5 Months Ended	8 Months Ended	12 Months Ended
	Feb. 16, 2025	Oct. 03, 2025	Oct. 03, 2025	Sep. 27, 2024	Sep. 29, 2023	Sep. 30, 2022	Oct. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (“PEO”) and, on average, our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. For further discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis section of this report. The Company’s executive compensation program reflects our pay-for-performance philosophy.

Overall, our executive compensation is closely aligned with stockholder returns, as a substantial portion of compensation to our PEO and Other NEOs is in the form of long-term stock-based compensation awards, where the potential value that may be earned fluctuates depending on the movement of our stock price and/or the achievement of performance goals.

							Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for Liam Griffin (1) (b)	Compensation Actually Paid to Liam Griffin (2) (c)	Summary Compensation Table Total for Philip Brace (1) (b)	Compensation Actually Paid to Philip Brace (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)	Net Income (h)	Revenue ($ in millions) (i)
2025	$24,717,041	$3,944,043	$24,536,606	$33,102,279	$4,424,835	$(4,235,419)	$59.29	$586.00	$477,094,718	$4,086.9
2024	$18,096,527	$11,158,819	$0	$0	$5,177,613	$3,223,277	$73.19	$389.19	$595,997,860	$4,178.0
2023	$17,261,436	$24,905,013	$0	$0	$5,104,831	$7,246,354	$71.02	$185.42	$982,763,578	$4,772.4
2022	$16,667,162	$(3,791,369)	$0	$0	$5,057,362	$(596,664)	$59.92	$95.60	$1,275,184,583	$5,485.5
2021	$16,150,421	$17,740,729	$0	$0	$4,231,051	$4,521,969	$113.02	$136.11	$1,498,319,703	$5,109.1
(1)	Our PEOs were Liam K. Griffin (all years) and Philip Brace (fiscal year 2025). Our Other NEOs were Philip Carter (fiscal year 2025), Kris Sennesael (all years), Robert J. Terry (all years), Reza Kasnavi (fiscal years 2025, 2024, 2023, and 2022), Karilee A. Durham (fiscal years 2025 and 2021), Carlos S. Bori (fiscal years 2024, 2023, 2022, and 2021), and Robert Schriesheim (fiscal year 2025).
(2)	The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts for fiscal year 2025. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	Fiscal Year 2025
Adjustments	Liam Griffin	Philip Brace	Other NEOs*
SCT Amounts	$24,717,041	$24,536,606	$4,424,835
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(10,416,730)	$(22,608,588)	$(3,616,246)
Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$0	$31,174,261	$2,567,751
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(6,410,701)	$0	$(1,976,612)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$421,492	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(4,367,059)	$0	$(234,621)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	$0	$(5,400,525)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Amounts for the covered fiscal year	$0	$0	$0
CAP Amounts (as calculated)	$3,944,043	$33,102,279	$(4,235,419)
*

Amounts presented are averages for the entire group of Other NEOs. The valuation methodology used to calculate fair values in the above table did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

(3)	The peer group is the S&P 500 Semiconductors Index.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)	Our PEOs were Liam K. Griffin (all years) and Philip Brace (fiscal year 2025). Our Other NEOs were Philip Carter (fiscal year 2025), Kris Sennesael (all years), Robert J. Terry (all years), Reza Kasnavi (fiscal years 2025, 2024, 2023, and 2022), Karilee A. Durham (fiscal years 2025 and 2021), Carlos S. Bori (fiscal years 2024, 2023, 2022, and 2021), and Robert Schriesheim (fiscal year 2025).

Peer Group Issuers, Footnote			The peer group is the S&P 500 Semiconductors Index.
Adjustment To PEO Compensation, Footnote
(2)	The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts for fiscal year 2025. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	Fiscal Year 2025
Adjustments	Liam Griffin	Philip Brace	Other NEOs*
SCT Amounts	$24,717,041	$24,536,606	$4,424,835
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(10,416,730)	$(22,608,588)	$(3,616,246)
Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$0	$31,174,261	$2,567,751
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(6,410,701)	$0	$(1,976,612)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$421,492	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(4,367,059)	$0	$(234,621)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	$0	$(5,400,525)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Amounts for the covered fiscal year	$0	$0	$0
CAP Amounts (as calculated)	$3,944,043	$33,102,279	$(4,235,419)
*

Amounts presented are averages for the entire group of Other NEOs. The valuation methodology used to calculate fair values in the above table did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Non-PEO NEO Average Total Compensation Amount			$ 4,424,835	$ 5,177,613	$ 5,104,831	$ 5,057,362	$ 4,231,051
Non-PEO NEO Average Compensation Actually Paid Amount			$ (4,235,419)	3,223,277	7,246,354	(596,664)	4,521,969
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts for fiscal year 2025. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	Fiscal Year 2025
Adjustments	Liam Griffin	Philip Brace	Other NEOs*
SCT Amounts	$24,717,041	$24,536,606	$4,424,835
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(10,416,730)	$(22,608,588)	$(3,616,246)
Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$0	$31,174,261	$2,567,751
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(6,410,701)	$0	$(1,976,612)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$421,492	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(4,367,059)	$0	$(234,621)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	$0	$(5,400,525)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Amounts for the covered fiscal year	$0	$0	$0
CAP Amounts (as calculated)	$3,944,043	$33,102,279	$(4,235,419)
*

Amounts presented are averages for the entire group of Other NEOs. The valuation methodology used to calculate fair values in the above table did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the five financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for fiscal year 2025 (our most recently completed fiscal year) to company performance. Of these measures, we have identified revenue as the most important.

EBITDA margin percentile ranking
Emerging revenue growth
Non-GAAP operating income
Revenue
TSR percentile ranking

Total Shareholder Return Amount			$ 59.29	73.19	71.02	59.92	113.02
Peer Group Total Shareholder Return Amount			586	389.19	185.42	95.6	136.11
Net Income (Loss)			$ 477,094,718	$ 595,997,860	$ 982,763,578	$ 1,275,184,583	$ 1,498,319,703
Company Selected Measure Amount			4,086,900,000	4,178,000,000	4,772,400,000	5,485,500,000	5,109,100,000
PEO Name	Liam K. Griffin	Philip Brace
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA margin percentile ranking
Measure:: 2
Pay vs Performance Disclosure
Name			Emerging revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP operating income
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue
Measure:: 5
Pay vs Performance Disclosure
Name			TSR percentile ranking
Liam K. Griffin
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 24,717,041	$ 18,096,527	$ 17,261,436	$ 16,667,162	$ 16,150,421
PEO Actually Paid Compensation Amount			3,944,043	11,158,819	24,905,013	(3,791,369)	17,740,729
Philip Brace
Pay vs Performance Disclosure
PEO Total Compensation Amount			24,536,606	0	0	0	0
PEO Actually Paid Compensation Amount			33,102,279	$ 0	$ 0	$ 0	$ 0
PEO | Liam K. Griffin | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,416,730)
PEO | Liam K. Griffin | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Liam K. Griffin | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,410,701)
PEO | Liam K. Griffin | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			421,492
PEO | Liam K. Griffin | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,367,059)
PEO | Liam K. Griffin | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Liam K. Griffin | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Philip Brace | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,608,588)
PEO | Philip Brace | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,174,261
PEO | Philip Brace | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Philip Brace | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Philip Brace | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Philip Brace | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Philip Brace | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,616,246)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,567,751
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,976,612)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(234,621)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,400,525)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0